Income Taxes - Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed expected tax expense			$ (98,598)	$ (139,100)	$ (93,770)
State income taxes, net of federal tax effect			404	65	360
Foreign income taxes			(690)	(299)	(949)
Other reconciling items			0	(344)	666
Permanent differences			4,406	2,008	1,688
Effect of Federal law change			0	166,876	0
Change in valuation allowance			92,867	(28,128)	92,072
Income tax (benefit) expense	$ (301)	$ (433)	$ (1,611)	$ 1,078	$ 67